Statutory Reserve	12 Months Ended
Dec. 31, 2014
Statutory Reserve
(25)	STATUTORY RESERVE

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. As of December 31, 2013 and 2014, the Company’s subsidiaries had allocated US$ 75,780 and US$ 75,780, respectively, to the general reserve fund.